Segmented Information - Schedule of Company's Geographical Information (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Sales		$ 1,284,639	$ 1,016,045
Percentage of revenue derived from mineral stream interests located in geographic area		100.00%	100.00%
Mineral stream interest		$ 6,379,580	$ 6,122,441
Percentage of mineral stream interests located in geographic area		100.00%	100.00%
Canada [member]
Disclosure of geographical areas [line items]
Sales		$ 52,857	$ 60,163
Percentage of revenue derived from mineral stream interests located in geographic area		4.00%	6.00%
Mineral stream interest		$ 1,107,482	$ 1,209,961
Percentage of mineral stream interests located in geographic area		17.00%	20.00%
United States [member]
Disclosure of geographical areas [line items]
Sales		$ 38,591	$ 35,337
Percentage of revenue derived from mineral stream interests located in geographic area		3.00%	3.00%
Mineral stream interest		$ 497,066	$ 433,108
Percentage of mineral stream interests located in geographic area		8.00%	7.00%
Mexico [member]
Disclosure of geographical areas [line items]
Sales		$ 283,348	$ 200,146
Percentage of revenue derived from mineral stream interests located in geographic area		22.00%	20.00%
Mineral stream interest		$ 488,210	$ 541,209
Percentage of mineral stream interests located in geographic area		8.00%	9.00%
Portugal [member]
Disclosure of geographical areas [line items]
Sales		$ 22,695	$ 33,375
Percentage of revenue derived from mineral stream interests located in geographic area		2.00%	3.00%
Mineral stream interest		$ 16,559	$ 17,516
Percentage of mineral stream interests located in geographic area		0.00%	0.00%
Sweden [member]
Disclosure of geographical areas [line items]
Sales		$ 53,648	$ 48,177
Percentage of revenue derived from mineral stream interests located in geographic area		4.00%	5.00%
Mineral stream interest		$ 25,169	$ 27,017
Percentage of mineral stream interests located in geographic area		0.00%	0.00%
UK [member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%
Mineral stream interest		$ 20,365	$ 20,198
Percentage of mineral stream interests located in geographic area		0.00%	0.00%
Argentina / Chile [member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%
Mineral stream interest	[1]	$ 253,513	$ 253,514
Percentage of mineral stream interests located in geographic area		4.00%	4.00%
Argentina [member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%
Mineral stream interest		$ 10,889	$ 10,889
Percentage of mineral stream interests located in geographic area		0.00%	0.00%
Chile [member]
Disclosure of geographical areas [line items]
Sales		$ 1,944
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%
Mineral stream interest		$ 55,024	$ 56,538
Percentage of mineral stream interests located in geographic area		1.00%	1.00%
Brazil [member]
Disclosure of geographical areas [line items]
Sales		$ 539,583	$ 399,936
Percentage of revenue derived from mineral stream interests located in geographic area		42.00%	39.00%
Mineral stream interest		$ 2,595,486	$ 2,681,419
Percentage of mineral stream interests located in geographic area		41.00%	44.00%
Peru [member]
Disclosure of geographical areas [line items]
Sales		$ 284,079	$ 233,442
Percentage of revenue derived from mineral stream interests located in geographic area		22.00%	23.00%
Mineral stream interest		$ 720,469	$ 779,372
Percentage of mineral stream interests located in geographic area		11.00%	13.00%
Ecuador [Member]
Disclosure of geographical areas [line items]
Sales		$ 1,203
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%
Mineral stream interest		$ 45,675	$ 43,234
Percentage of mineral stream interests located in geographic area		1.00%	1.00%
Colombia [Member]
Disclosure of geographical areas [line items]
Sales		$ 6,691	$ 5,469
Percentage of revenue derived from mineral stream interests located in geographic area		1.00%	1.00%
Mineral stream interest		$ 87,280	$ 48,466
Percentage of mineral stream interests located in geographic area		1.00%	1.00%
South Africa
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%
Mineral stream interest		$ 412,099
Percentage of mineral stream interests located in geographic area		7.00%
ETHIOPIA
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%
Mineral stream interest		$ 43,952
Percentage of mineral stream interests located in geographic area		1.00%
CÔTE D'IVOIRE
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%
Mineral stream interest		$ 342
Percentage of mineral stream interests located in geographic area		0.00%
Gold interests [member]
Disclosure of geographical areas [line items]
Sales		$ 796,051	$ 644,131
Mineral stream interest		4,226,619	3,984,049
Gold interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest		701,358	708,402
Gold interests [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest		207,461	211,470
Gold interests [member] | Mexico [member]
Disclosure of geographical areas [line items]
Mineral stream interest		136,478	144,719
Gold interests [member] | UK [member]
Disclosure of geographical areas [line items]
Mineral stream interest		20,365	20,198
Gold interests [member] | Chile [member]
Disclosure of geographical areas [line items]
Mineral stream interest		55,024	56,538
Gold interests [member] | Brazil [member]
Disclosure of geographical areas [line items]
Mineral stream interest		2,595,486	2,681,419
Gold interests [member] | Peru [member]
Disclosure of geographical areas [line items]
Mineral stream interest		64,327	80,265
Gold interests [member] | Ecuador [Member]
Disclosure of geographical areas [line items]
Mineral stream interest		45,593	39,455
Gold interests [member] | Colombia [Member]
Disclosure of geographical areas [line items]
Mineral stream interest		80,531	41,583
Gold interests [member] | South Africa
Disclosure of geographical areas [line items]
Mineral stream interest		275,702
Gold interests [member] | ETHIOPIA
Disclosure of geographical areas [line items]
Mineral stream interest		43,952
Gold interests [member] | CÔTE D'IVOIRE
Disclosure of geographical areas [line items]
Mineral stream interest		342
Silver interests [member]
Disclosure of geographical areas [line items]
Sales		457,830	338,594
Mineral stream interest		1,563,244	1,557,458
Silver interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest		165,983	141,292
Silver interests [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest		76,426	971
Silver interests [member] | Mexico [member]
Disclosure of geographical areas [line items]
Mineral stream interest		351,732	396,490
Silver interests [member] | Portugal [member]
Disclosure of geographical areas [line items]
Mineral stream interest		16,559	17,516
Silver interests [member] | Sweden [member]
Disclosure of geographical areas [line items]
Mineral stream interest		25,169	27,017
Silver interests [member] | Argentina / Chile [member]
Disclosure of geographical areas [line items]
Mineral stream interest	[1]	253,513	253,514
Silver interests [member] | Argentina [member]
Disclosure of geographical areas [line items]
Mineral stream interest		10,889	10,889
Silver interests [member] | Peru [member]
Disclosure of geographical areas [line items]
Mineral stream interest		656,142	699,107
Silver interests [member] | Ecuador [Member]
Disclosure of geographical areas [line items]
Mineral stream interest		82	3,779
Silver interests [member] | Colombia [Member]
Disclosure of geographical areas [line items]
Mineral stream interest		6,749	6,883
Palladium interest [member]
Disclosure of geographical areas [line items]
Sales		16,999
Mineral stream interest		291,993	220,667
Palladium interest [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest		213,179	220,667
Palladium interest [member] | South Africa
Disclosure of geographical areas [line items]
Mineral stream interest		78,814
Platinum Interests [member]
Disclosure of geographical areas [line items]
Mineral stream interest		67,035	9,451
Platinum Interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest		9,452	9,451
Platinum Interests [member] | South Africa
Disclosure of geographical areas [line items]
Mineral stream interest		57,583
Cobalt Interests [member]
Disclosure of geographical areas [line items]
Mineral stream interest		230,689	350,816
Cobalt Interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest		$ 230,689	$ 350,816

[1]	Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.